Westport Select Cap Fund
WESTPORT SELECT CAP FUND
Class R WPSRX	Class I WPSCX

The Fund’s Investment Goal

The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Westport Select Cap Fund	Class R	Class I
SHAREHOLDER FEES (fees paid directly from your investment)	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Westport Select Cap Fund	Class R	Class I
Management Fees	1.00%	1.00%
Other Expenses - Shareholder Servicing Fees	0.13%	none
Other Expenses - Remainder of Other Expenses	0.23%	0.16%
Total Other Expenses	0.36%	0.16%
Total Annual Fund Operating Expenses	1.36%	1.16%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Westport Select Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class R	138	431	745	1,635
Class I	118	368	638	1,409

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

The Westport Select Cap Fund’s Principal Investment Strategies

The Fund invests primarily in common stocks of small capitalization companies selected for their capital appreciation potential. Under normal circumstances, the Fund seeks to achieve its investment goal by investing at least 65% of its net assets in the equity securities of small capitalization companies. A small capitalization company is considered to be one having a market capitalization of $2 billion or less at the time of the Fund’s initial investment. Companies whose capitalization exceeds $2 billion after purchase by the Fund will continue to be considered small cap for purposes of this 65% limitation. Even after the market capitalization of a small cap company exceeds $2 billion, the Adviser may determine that the company continues to present a significant investment opportunity. In such instances, as long as the company’s market capitalization does not exceed $6 billion, the Fund may add to an existing position in that company’s securities by purchasing additional shares. Any such additional securities purchases will be considered purchases of small cap securities with respect to the 65% limitation. The Fund may also invest to a limited degree in companies that have larger market capitalizations.

The Adviser employs a modified “value” approach to the Fund’s investments known as second generation value investing. The investment process begins with the identification of change in a company’s products, operations, or management. Once change is identified, the Adviser evaluates the company from a number of perspectives — what the market is willing to pay for stock of comparable companies, what a strategic buyer would pay for the whole company, and how the company’s products are positioned in their various markets — to estimate a company’s fundamental value and the extent of undervaluation, if any. In its overall assessment, the Adviser seeks stocks for the Fund that it believes have a greater upside potential than risk over an 18 to 24 month holding period.

Principal Risks of Investing in the Westport Select Cap Fund

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of a substantial portion, or theoretically all, of the principal amount that you invest.

Capitalization Risk. Investments in smaller and medium capitalization companies may involve greater risks than investments in large capitalization companies due to comparatively limited product lines, markets and financial and managerial resources. Smaller and medium capitalization companies may have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Smaller capitalization companies generally are viewed as having more risk than medium capitalization companies.

Investment Style Risk. Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for a period of time, that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. Historically, value stocks have performed best during periods of economic recovery.

Stock Market Risk. Investing in the stock market is risky because equity securities fluctuate in value, often based upon factors unrelated to the intrinsic value of the issuer. These factors may be due to political, economic or general market circumstances. Other factors may affect a single company or industry, but not the broader market. Because securities’ values fluctuate, when you sell your investment in the Fund you may receive more or less money than you originally invested.

Investment Diversification Risk. Although it is diversified for purposes of the Investment Company Act of 1940, the Fund may invest in a comparatively small number of companies, as compared to many other mutual funds. Investing in a comparatively small number of companies can increase the potential adverse effects to the Fund caused by a decline in the value of any single company in which the Fund invests.

Manager Risk. The chance that poor security selection by the Adviser will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Not FDIC Insured. Your investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart indicates risk by illustrating how much returns can vary from year to year. The accompanying table shows the Fund’s average annual total returns (before and after taxes) for its Class R shares and the Fund’s average annual total returns (before taxes) for the Class I shares for the last year, the last five years, the last ten years and the period since each class of the Fund commenced operations. The Fund’s returns are also compared with the performance of a broad-based securities market index of smaller capitalization companies, the Russell 2000® Index. All of the information in both the bar chart and the table assumes reinvestment of dividends and distributions.

Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.westportfunds.com or by calling 1-888-593-7878.

The bar chart indicates risk by illustrating how much returns can vary from year to year.
Annual Total Returns Through December 31, 2011, Class R Shares Westport Select Cap Fund

Highest Quarterly Return During This Period 18.81% (3rd Quarter 2009) Lowest Quarterly Return During This Period -22.35% (4th Quarter 2008)
Average Annual Total Returns (for periods ended December 31, 2011)

The after-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table below. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for the Class R shares of the Fund are shown below and after-tax returns for the Class I shares of the Fund will vary. The Russell 2000® Index returned 4.94%, annualized, since the inception of the Fund’s Class I shares.

Average Annual Total Returns Westport Select Cap Fund	1 Year	5 Years	10 Years	Since Inception of the Class	Inception Date
Class R	(1.86%)	2.32%	5.41%	9.20%	Dec. 31, 1997
Class R - Return After Taxes on Distributions	(2.84%)	1.74%	4.84%	8.69%	Dec. 31, 1997
Class R - Return After Taxes on Distributions and Sale of Fund Shares	0.11%	1.96%	4.70%	8.23%	Dec. 31, 1997
Class I	(1.69%)	2.54%	5.65%	8.81%	Feb. 16, 1998
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	(4.18%)	0.15%	5.62%	5.18%	Dec. 31, 1997

Westport Fund
WESTPORT FUND
Class R WPFRX	Class I WPFIX

The Fund’s Investment Goal

The Fund seeks a return composed of primarily capital appreciation and secondarily current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Westport Fund	Class R	Class I
SHAREHOLDER FEES (fees paid directly from your investment)	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Westport Fund	Class R	Class I
Management Fees	0.90%	0.90%
Other Expenses - Shareholder Servicing Fees	0.13%	none
Other Expenses - Remainder of Other Expenses	0.22%	0.13%
Total Other Expenses	0.35%	0.13%
Total Annual Fund Operating Expenses	1.25%	1.03%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Westport Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class R	127	397	686	1,511
Class I	105	328	569	1,259

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

The Westport Fund’s Principal Investment Strategies

The Fund seeks to achieve its investment goal by investing primarily in undervalued common stocks of mid capitalization companies, companies having a market capitalization between $2 billion and $10 billion. The Fund will opportunistically invest in securities of companies with both larger and smaller market capitalizations, but expects the median market capitalization of the Fund to be in the mid capitalization range. The Fund considers several factors as part of its analysis for determining value, primarily the potential for capital appreciation and secondarily the potential for current income. However, the companies in which the Fund invests typically do not distribute a meaningful level of earnings as dividends. Consequently, a company’s potential for capital appreciation receives much greater emphasis than current income.

The Adviser employs a modified “value” approach to the Fund’s investments known as second generation value investing. The investment process begins with the identification of change in a company’s products, operations, or management. Once change is identified, the Adviser evaluates the company from a number of perspectives — what the market is willing to pay for stock of comparable companies, what a strategic buyer would pay for the whole company, and how the company’s products are positioned in their various markets — to estimate a company’s fundamental value and the extent of undervaluation, if any. In its overall assessment, the Adviser seeks stocks for the Fund that it believes have a greater upside potential than risk over an 18 to 24 month holding period.

Principal Risks of Investing in the Westport Fund

You could lose money by investing in the Fund. The Fund has the following principal investment risks:

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of a substantial portion, or theoretically all, of the principal amount that you invest.

Capitalization Risk. Investments in smaller and medium capitalization companies may involve greater risks than investments in large capitalization companies due to comparatively limited product lines, markets and financial and managerial resources. Smaller and medium capitalization companies may have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Smaller capitalization companies generally are viewed as having more risk than medium capitalization companies.

Investment Style Risk. Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for a period of time, that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. Historically, value stocks have performed best during periods of economic recovery.

Stock Market Risk. Investing in the stock market is risky because equity securities fluctuate in value, often based upon factors unrelated to the intrinsic value of the issuer. These factors may be due to political, economic or general market circumstances. Other factors may affect a single company or industry, but not the broader market. Because securities’ values fluctuate, when you sell your investment in the Fund you may receive more or less money than you originally invested.

Investment Diversification Risk. Although it is diversified for purposes of the Investment Company Act of 1940, the Fund may invest in a comparatively small number of companies, as compared to many other mutual funds. Investing in a comparatively small number of companies can increase the potential adverse effects to the Fund caused by a decline in the value of any single company in which the Fund invests.

Manager Risk. The chance that poor security selection by the Adviser will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Not FDIC Insured. Your investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

The bar chart and table below provide an indication of the risk of investing in the Fund. The bar chart indicates risk by illustrating how much returns can vary from year to year. The accompanying table shows the Fund’s average annual total returns (before and after taxes) for its Class R shares and the Fund’s average annual total returns (before taxes) for the Class I shares for the last year, the last five years, the last ten years and the period since each class of the Fund commenced operations. The Fund’s returns are also compared with the performance of a broad-based securities market index, the Russell Midcap® Index. All of the information in both the bar chart and the table assumes reinvestment of dividends and distributions.

Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how it will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.westportfunds.com or by calling 1-888-593-7878.

The bar chart indicates risk by illustrating how much returns can vary from year to year.
Annual Total Returns Through December 31, 2011, Class R Shares Westport Fund

Highest Quarterly Return During This Period 18.63% (2nd Quarter 2003) Lowest Quarterly Return During This Period -19.70% (4th Quarter 2008)

The after-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table below. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for the Class R shares of the Fund are shown below and after-tax returns for the Class I shares of the Fund will vary. The Russell Midcap® Index returned 5.90%, annualized, since the inception of the Fund’s Class I shares.

Average Annual Total Returns Westport Fund	1 Year	5 Years	10 Years	Since Inception of the Class	Inception Date
Class R	3.24%	5.37%	7.51%	10.05%	Dec. 31, 1997
Class R - Return After Taxes on Distributions	2.74%	5.15%	7.11%	9.17%	Dec. 31, 1997
Class R - Return After Taxes on Distributions and Sale of Fund Shares	2.77%	4.62%	6.56%	8.61%	Dec. 31, 1997
Class I	3.45%	5.51%	7.55%	6.90%	Feb. 09, 2001
Russell Midcap Index (reflects no deductions for fees, expenses or taxes)	(1.55%)	1.41%	6.99%	7.10%	Dec. 31, 1997